Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	W. P. Carey Inc.
Entity Central Index Key	0001545406
Document Type	S-4
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Entity Filer Category	Large Accelerated Filer
Trading Symbol	WPC